Significant Events in the Reporting Period (Details) $ / shares in Units, $ in Thousands	Feb. 29, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) ₪ / shares shares
Significant Events in the Reporting Period [Line Items]
Option granted	6,668	6,668
Exercise price per share | $ / shares	$ 6.62
Fair value of options (in Dollars) | $	$ 18	$ 18
Board of Directors [Member]
Significant Events in the Reporting Period [Line Items]
Option granted	27,468	27,468
Israeli Share Option Plan [Member]
Significant Events in the Reporting Period [Line Items]
Option granted	20,800	20,800
Exercise price per share | (per share)	$ 6.67	$ 23.91
Fair value of options (in Dollars) | $	$ 48	$ 48